Other Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Assets Current And Non Current [Abstract]
Summary of Other Assets

	December 31,	June 30,
Current	2022	2023
Prepayments	$2,942,936	$1,108,278
Refundable deposits	1,033,414	1,026,789
	$3,976,350	$2,135,067